Schedule I - Condensed Financial Information of Registrant - Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 319,825			$ 33,354	$ 17,289			$ 10,920	$ 29,445
Trade receivables	95,509			94,677				68,683
Total current assets	424,660			141,935				85,235
Total assets	805,997			511,334				466,271
Liabilities and Stockholder's Equity:
Accrued expense	25,127			25,419				16,378
Total liabilities	73,241			94,639				148,253
Stockholders' equity
Common stock, $0.001 par value, 700,000 shares authorized, 140,222 and 139,721 shares issued, and 125,074 and 139,721 shares outstanding as of December 31, 2020 and December 31, 2019 respectively	159			140				140
Preferred stock, $0.01 par value, 61,006 shares authorized, issued, and outstanding as of December 31, 2020. No shares were authorized, issued, or outstanding as of December 31, 2019. Liquidation preference: $350.0 million and nil at December 31, 2020 and December 31, 2019 respectively				610
Additional paid-in capital	677,588			620,679				283,457
Treasury stock, at cost, 15,146 shares as of December 31, 2020 and no shares as of December 31, 2019	(1,802)			(260,686)
Retained earnings	55,941			54,941				34,488
Accumulated other comprehensive income (loss), net of income taxes	870			1,011				(67)
Total stockholders' equity	732,756	$ 719,416	$ 424,616	416,695	$ 335,197	$ 326,677	$ 321,177	318,018	$ 292,924	$ 288,195
Total liabilities and stockholders' equity	$ 805,997			511,334				466,271
Parent Company | Reportable Legal Entities
Current assets
Cash and cash equivalents				6,418				42
Trade receivables				2				2
Total current assets				6,420				44
Investment in subsidiary				360,230				317,852
Due from subsidiaries				83,151				151
Total assets				449,801				318,047
Liabilities and Stockholder's Equity:
Due to subsidiaries				32,956				29
Accrued expense				150
Total liabilities				33,106				29
Stockholders' equity
Common stock, $0.001 par value, 700,000 shares authorized, 140,222 and 139,721 shares issued, and 125,074 and 139,721 shares outstanding as of December 31, 2020 and December 31, 2019 respectively				140				140
Preferred stock, $0.01 par value, 61,006 shares authorized, issued, and outstanding as of December 31, 2020. No shares were authorized, issued, or outstanding as of December 31, 2019. Liquidation preference: $350.0 million and nil at December 31, 2020 and December 31, 2019 respectively				610
Additional paid-in capital				620,679				283,457
Treasury stock, at cost, 15,146 shares as of December 31, 2020 and no shares as of December 31, 2019				(260,686)
Retained earnings				54,941				34,488
Accumulated other comprehensive income (loss), net of income taxes				1,011				(67)
Total stockholders' equity				416,695				318,018
Total liabilities and stockholders' equity				$ 449,801				$ 318,047